UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21782
Name of registrant:		Small Cap Value Fund
Address:			8150 N. Central Expwy #101, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2008 through June 30, 2009








Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----


Finish Line		7/17	Election of directors	co	For	For
FINL	317923100	7/17	Stock incentive plan	co	For	For
			7/17	Ratify E&Y auditors	co	For	For

Cogent Inc.		7/24	Election of directors	co	For	For
COGT	19239y108	7/24	Rat. Deliotte accountantco	For	For

China Bak Battery	7/28	Election of directors	co	for	for
CBAK	16936y100	7/28	Approve PFK accountant	co	for	for
			7/28	Increase stock options	co	for	for

BeBe Stores Inc.	11/5	Election of directors	co	for	for
BEBE	075571109	11/5	Apprv Incr. Share amt	co	for	for
			11/5	Ratify Dltte&Tche firm	co	for 	for

The Dress Barn		12/10	Election of directors	co	for	for
DBRN	261570105	12/10	Aprv Inc. Num of Shares co	for	for
			12/10	Aprv CertofInc. Ammendm co	for	for
			12/10	Ratify Dltte&tch Audtrs co	for 	for

USG Corporation		2/9	Aprv Comm. Stk Issuance co  	for	for
USG	903293405

Insteel Industries	2/10	Election of Directors	co	for	for
IIIN	45774W108	2/10	Aprv of material terms 	co	for	for
			2/10	Ratify GrntThrntn Acc	co	for	for

Universal Forest Prod.	4/15	Election of Directors	co	for	for
UFPI	913543104	4/15	Aprv 1999 LT Stk Plan	co	for	for
			4/15	Ratify Ernst&Yng Acc.	co	for	for

Deluxe Corporation	4/29	Election of Directors	co	for	for
DLX	248019101	4/29	Ratify Public Acc firm	co	for 	for

Pacer International	5/5	Election of Directors	co	for	for
PACR	69373H106	5/5	Ratify PWC as Acc firm	co	for 	for

Cooper Tire & Rubber	5/5	Election of Directors	co	for	for
CTB	216831107	5/5	Ratify Ernst&yng as Aud.co	for 	for

Charlotte Russe		4/28	Election of Directors	co	for	for
CHIC	161048103	4/28	Aprv Equity Incent. planco	for 	for
			4/28	Ratify Indep. Auditors	co	for	for

Louisianna Pacific	5/7	Election of Directors	co	for	for
LPX	546347105	5/7	Aprv '97 Stk award plan co	for	for
			5/7	Aprv performance goals	co	for	for
			5/7	Ratify Deloitte&Touche	co	for	for

USG Corporations	5/13	Election of Directors	co	for	for
USG	903293405	5/13	Ratify Deloitte&Touche	co	for	for

K-Swiss Inc.		5/19	Election of Directors	co	for	for
KSWS	482686102	5/19	Aprv 2009 Stk inc. plan	co	for	for
			5/19	Ratify Grant Thorntn Audco	for 	for

Odyssey Healthcare	5/7	Election of Directors	co	for	for
ODSY	67611V101	5/7	Ratify Ernst&yng Audit.	co	for	for

Pioneer Drilling Co.	5/15	Election of Directors	co	for	for
PDC	723655106	5/15	Aprv 2007 Incent. Plan	co	for	for
			5/15	Ratify KPMG as Auditors	co	for	for

Freightcar America	5/13	Election of Directors	co	for	for
RAIL	357023100	5/13	Ratify Deloitte&Touche	co	for	for

Coventry Healthcare	5/21	Election of Directors	co	for	for
CVH	222862104	5/21	Aprv 2004 Incentive pln	co	for	for
			5/21	Aprv perf. goals in pln	co	for	for
			5/21	Ratify Ernst&yng Audit.	co	for	for

Steve Madden, Ltd.	5/22	Election of Directors	co	for	for
SHOO	556269108	5/22	Aprv amend to 2006 plan	co	for	for
			5/22	Ratify Eisner Acc. firm	co	for	for

Viropharma		5/22	Election of Directors	co	for	for
VPHM	928241108	5/22	Amnd '00 Emp Stk plan	co	for	for
			5/22	Ratify KPMG as Acc firm	co	for	for

Patterson-UTI Energy	6/3	Election of Directors	co	for	for
PTEN	703481101	6/3	Ratify PWC as Acc firm	co	for 	for

Western Refining Inc.	5/19	Election of Directors	co	for	for
WNR	959319104	5/19	Ratify Deloitte&Touche	co	for	for
			5/19	Stkhldr Prop.Equal Emp. co	against	against

H&E Equipment Services	6/2	Election of Directors	co	for	for
HEES	404030108	6/2	Ratify BDO Seidman Acc.	co	for	for

China Bak Battery, Inc	5/22	Election of Directors	co	for	for
CBAK	16936Y100	5/22	Aprv PKF as Acc. Firm	co	for	for

Kenneth Cole Production 5/28	Election of Directors	co	for	for
KCP	193294105	5/28	Amnd Emp. stk purch planco	for	for
			5/28	Aprv '09 pay for perf.	co	for	for
			5/28	Aprv Incrs of Comm. Stk.co	for	for
			5/28	Ratify Ernst&yng Acc.	co	for	for

Skechers USA, Inc.	5/28	Election of Directors	co	for	for
SKX	830566105

Rackable Systems, Inc.	5/29	Election of Directors	co	for	for
RACK	750077109	5/29	Ratify Deloitte&Touche	co	for	for






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                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) SMALL CAP VALUE FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 8/5/09